Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2023	2022

Change in non-cash working capital

Accounts receivable	$(264)	$2,023

Accounts payable and accrued liabilities	867	(1,318)

Other	1,309	868

Total change in non-cash working capital	$1,912	$1,573

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2023	2022

Cash and cash equivalents comprised of:

Cash	$211,430	$170,155

Cash equivalents	335,097	525,934

Total cash and cash equivalents	$546,527	$696,089